Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Lease expenses for operating lease	$ 45,093,000	$ 44,177,000	$ 46,314,000
Total royalties	41,604,000	43,445,000	36,333,000
Corporate
Operating Leased Assets [Line Items]
Future minimum lease commitments related to contracts of affreightment	$ 81,525,000